OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 18 – OTHER LIABILITIES

	As of December 31,
Current	2024	2023
Deferred revenues on prepaid credit	26,546	21,131
Deferred revenues on connection fees and international capacity leases	5,446	4,579
Debt for acquisition of Subsidiaries	784	1,506
Related parties (Note 27.b)	3,672	6,263
Funds to be paid to customers	10,657	19,173
Other	2,168	1,691
	49,273	54,343
Non-current
Deferred revenues on connection fees and international capacity leases	4,111	4,053
Pension benefits	10,447	5,973
Related parties (Note 27.b)	3,361	10,978
Debt for acquisition of Subsidiaries	733	2,725
Other	44	301
	18,696	24,030
Total Other liabilities	67,969	78,373

Movements in the pension benefits are as follows:

	Years ended
	December 31,
	2024	2023
At the beginning of the year	5,973	7,273
Service cost (*)	312	401
Interest cost (**)	8,216	4,930
Actuarial results (***)	34	1,116
RECPAM	(4,088)	(7,747)
At the end of the year	10,447	5,973

(*)	Included in Employee benefit expenses and severance payments.
(**)	Included in Other Financial result, net.
(***)	Included in Other comprehensive income (loss).